Other Long-Term Assets (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Schedule of Other Long-Term Assets
Other long‑term assets consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Deferred compensation and non‑qualified savings plans	$25,002	$23,717	$24,014
Non‑qualified and qualified pension plans	2,751	8,629	8,710
Tax indemnification asset	14,011	—	—
Deferred indirect costs, net of current	9,252	4,644	3,465
Deferred tax asset	952	360	360
Security deposits	3,148	2,431	2,431
Investment in joint venture	—	2,237	1,917
Deferred revolver fees	622	980	886
Deferred rent subleases	1,029	952	884
Interest rate Swap	—	—	872
Other	1,123	685	845
	$57,890	$44,635	$44,384